Fair Value - Analysis of Assets and Liabilities Recorded at Fair Value on Recurring Basis by Level of Fair Value Hierarchy (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	€ 392,633	€ 395,923
Liabilities carried at fair value	370,065	371,821
Level III [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	2,695	2,064	€ 2,643
Level III [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	10,077	9,130	9,275
Level III [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,976	2,318	3,112
Level III [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,242	1,447	1,966
Level III [member] | Other investments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	493	583	754
Level III [member] | Real estate held for own use [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	263	307	332
Level III [member] | Investment contracts for account of policyholders [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	206	219	176
Level III [member] | Derivative [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	2,489	1,845	€ 2,467
Investment funds [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	298,204	297,718
Liabilities carried at fair value	57,613	44,835
Investment funds [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	84,675	88,170
Investment funds [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	213,266	209,241
Investment funds [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	263	307
Investment funds [member] | Shares [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	478	490
Investment funds [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,682	1,062
Investment funds [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	77,340	80,200
Investment funds [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	3,913	4,144
Investment funds [member] | Money market and other short-term instruments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5,955	6,690
Investment funds [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	352	119
Investment funds [member] | Other investments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	902	791
Investment funds [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,649	1,795
Investment funds [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	193,741	193,409
Investment funds [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	7,615	5,912
Investment funds [member] | Real estate [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,700	2,147
Investment funds [member] | Investments in real estate for policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	612	655
Investment funds [member] | Real estate held for own use [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	263	307
Investment funds [member] | Investment contracts for account of policyholders [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	49,847	37,169
Investment funds [member] | Borrowings [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	536	536
Investment funds [member] | Derivative [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	7,230	7,130
Investment funds [member] | Level I [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	132,294	145,652
Liabilities carried at fair value	93	34
Investment funds [member] | Level I [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	26,160	28,053
Investment funds [member] | Level I [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	106,134	117,599
Investment funds [member] | Level I [member] | Shares [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	82	51
Investment funds [member] | Level I [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	217	226
Investment funds [member] | Level I [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	24,652	26,338
Investment funds [member] | Level I [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,868	1,964
Investment funds [member] | Level I [member] | Money market and other short-term instruments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,427	1,664
Investment funds [member] | Level I [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	17	17
Investment funds [member] | Level I [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1	1
Investment funds [member] | Level I [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	103,977	115,323
Investment funds [member] | Level I [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	53	68
Investment funds [member] | Level I [member] | Derivative [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	93	34
Investment funds [member] | Level II [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	155,833	142,937
Liabilities carried at fair value	54,824	42,738
Investment funds [member] | Level II [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	56,538	57,800
Investment funds [member] | Level II [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	99,295	85,137
Investment funds [member] | Level II [member] | Shares [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	155	151
Investment funds [member] | Level II [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	239	232
Investment funds [member] | Level II [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	51,446	52,415
Investment funds [member] | Level II [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,028	2,175
Investment funds [member] | Level II [member] | Money market and other short-term instruments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	4,528	5,026
Investment funds [member] | Level II [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	335	102
Investment funds [member] | Level II [member] | Other investments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	409	208
Investment funds [member] | Level II [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,272	539
Investment funds [member] | Level II [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	87,893	76,302
Investment funds [member] | Level II [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	7,527	5,787
Investment funds [member] | Level II [member] | Investment contracts for account of policyholders [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	49,641	36,950
Investment funds [member] | Level II [member] | Borrowings [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	536	536
Investment funds [member] | Level II [member] | Derivative [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	4,648	5,251
Investment funds [member] | Level III [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	10,077	9,130
Liabilities carried at fair value	2,695	2,064
Investment funds [member] | Level III [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,976	2,318
Investment funds [member] | Level III [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	7,837	6,506
Investment funds [member] | Level III [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	263	307
Investment funds [member] | Level III [member] | Shares [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	241	288
Investment funds [member] | Level III [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,226	604
Investment funds [member] | Level III [member] | Debt securities [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,242	1,447
Investment funds [member] | Level III [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	17	4
Investment funds [member] | Level III [member] | Other investments [member] | Available-for-sale financial assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	493	583
Investment funds [member] | Level III [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,376	1,255
Investment funds [member] | Level III [member] | Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,871	1,784
Investment funds [member] | Level III [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	35	57
Investment funds [member] | Level III [member] | Real estate [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,700	2,147
Investment funds [member] | Level III [member] | Investments in real estate for policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	612	655
Investment funds [member] | Level III [member] | Real estate held for own use [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	263	307
Investment funds [member] | Level III [member] | Investment contracts for account of policyholders [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	206	219
Investment funds [member] | Level III [member] | Derivative [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	€ 2,489	€ 1,845